Expenses by Nature	12 Months Ended
Dec. 31, 2024
Expenses by Nature
Expenses by Nature
(26)	Expenses by Nature

a)Amortization and depreciation

Expenses for the amortization and depreciation of intangible assets, right of use assets and property, plant and equipment, incurred during 2024, 2023 and 2022 classified by functions are as follows:

	Thousands of Euros
	2024	2023 (*)	2022 (*)
Cost of sales	273,306	274,552	278,628
Research and development	53,311	64,731	44,295
Selling, general and administration expenses	111,280	107,139	88,057
	437,897	446,422	410,980

(*) Restated figures (Note 2.d)

b)Other operating income and expenses

Other operating income and expenses incurred during 2024, 2023 and 2022 by function are as follows:

	Thousands of Euros
	2024	2023 (*)	2022 (*)
Cost of sales	618,695	621,119	700,749
Research and development	192,877	168,358	164,229
Selling, general and administration expenses	712,137	798,720	584,489
	1,523,709	1,588,197	1,449,467

(*) Restated figures (Note 2.d)

Details by nature are as follows:

	Thousands of Euros
	Reference	2024	2023 (*)	2022 (*)
Changes in trade provisions		(21,007)	3,567	8,743
Professional services		379,903	424,332	307,385
Commissions		28,494	44,946	40,397
Supplies and auxiliary materials		194,672	210,489	254,344
Operating leases	Note 8	47,122	44,038	39,676
Freight		186,017	187,693	191,360
Repair and maintenance expenses		269,843	243,362	223,970
Advertising		83,901	80,223	91,887
Insurance		49,242	50,971	46,809
Royalties		21,817	21,766	13,646
Travel expenses		43,883	48,119	52,606
External services		106,121	98,876	89,799
R&D Expenses		108,227	98,947	94,903
Gains on disposal of assets		—	(3,042)	(22,236)
Other		25,474	33,910	16,178
Other operating income&expenses		1,523,709	1,588,197	1,449,467

(*) Restated figures (Note 2.d)

On February 15, 2023, the Group announced the implementation of a comprehensive operational improvement plan with significant savings. The plan included the optimization of plasma costs and operations, the streamlining of corporate functions, and other initiatives to improve efficiency in the organization. As of 31 December 2024, the Group recognized an expense of approximately Euros 22,302 thousand (Euros 79,090 thousand at 31 December 2023) mainly in professional services.